Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2018	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current	€ 2,282		€ 2,247	€ 2,359
Escrow deposits		€ 346
Elimination of intersegment amounts [member]
Disclosure of financial assets [line items]
Non-current	€ (27)